Goodwill and Intangible Assets (Details Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment Loss Of Intangible Assets	$ 134,290	$ 63,621
Amortization expense relating to purchased intangible assets	$ 212,429	$ 87,096